Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of the Net Deferred Tax Asset
The components of the net deferred tax asset are as follows:

	In Thousands
	2016	2015
Deferred tax asset:
Federal	$11,316	8,954
State	1,863	1,380
	13,179	10,334
Deferred tax liability:
Federal	(2,010)	(1,905)
State	(411)	(390)
	(2,421)	(2,295)
Net deferred tax asset	$10,758	8,039

Deferred Tax Assets (Liabilities) in Which Tax Effects of Significant Item that Gave Rise
The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2016	2015
Financial statement allowance for loan losses in excess of tax allowance	$8,252	8,317
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,941)	(1,815)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,423	1,174
Writedown of other real estate not deductible for income tax purposes until sold	287	162
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Unrealized loss on securities available-for-sale	2,533	528
Other items, net	684	153
	$10,758	8,039

Summary of Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total
2016
Current	$12,910	2,095	15,005
Deferred	(136)	(28)	(164)
Total	$12,774	2,067	14,841
2015
Current	$10,871	1,653	12,524
Deferred	1,028	210	1,238
Total	$11,899	1,863	13,762
2014
Current	$10,201	1,475	11,676
Deferred	526	108	634
Total	$10,727	1,583	12,310

Reconciliation of Actual Income Tax Expense to the Expected Tax Expense
A reconciliation of actual income tax expense of $14,841,000, $13,762,000 and $12,310,000 for the years ended December 31, 2016, 2015 and 2014, respectively, to the “expected” tax expense (computed by applying the statutory rate of 34% to earnings before income taxes) is as follows:

	In Thousands
	2016	2015	2014
Computed “expected” tax expense	$13,761	12,793	11,250
State income taxes, net of Federal income tax benefit	1,364	1,243	1,029
Tax exempt interest, net of interest expense exclusion	(401)	(266)	(244)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	370	312	290
Earnings on cash surrender value of life insurance	(283)	(298)	(128)
Expenses not deductible for tax purposes	40	35	37
Stock based compensation expense	35	13	14
Other	(45)	(70)	62
	$14,841	13,762	12,310